Share-Based Payment - Summary of Assumptions used to Determine Fair Value of Share Options Granted (Details) - Share Options - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		2.20%
Risk-free interest rate, minimum	2.04%		1.62%
Risk-free interest rate, maximum	2.83%		2.85%
Expected volatility		49.00%	46.20%
Expected volatility, minimum	36.00%
Expected volatility, maximum	52.50%
Expected life of option (years)			10 years
Expected dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share		¥ 12.56	¥ 7.5
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life of option (years)	1 year	9 years 9 months 3 days
Fair value per ordinary share	¥ 15.03
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life of option (years)	10 years	10 years
Fair value per ordinary share	¥ 16.85